Transactions With Related Parties (Allocation Of Transactions With Related Parties) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Related Party Transaction [Line Items]
General and administrative expense	$ 9,674	$ 19,144	$ 10,872	$ 23,395	$ 28,818	$ 34,267	$ 77,238	$ 65,156	$ 53,181
Compensation And Benefits [Member]
Related Party Transaction [Line Items]
Operating expense	55,856	56,010	59,142	51,120	115,036	110,262	217,742	216,657	203,859
General and administrative expense	$ 7,247	$ 7,093	$ 8,068	$ 6,597	$ 14,340	$ 14,665	$ 27,278	$ 32,119	$ 30,053